GraniteShares ETF Trust

Notes to Quarterly Schedules of Investments

March 31, 2025 (Unaudited)

1.	FAIR VALUE MEASUREMENT

The Financial Accounting Standards Board (FASB) established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value each Fund’s investments is disclosed at the end of the Fund’s Schedule of Investments.

GraniteShares ETF Trust
Schedule of Investments
GraniteShares Nasdaq Select Disruptors ETF
March 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.56%
Biotechnology - 5.36%
Alnylam Pharmaceuticals, Inc.(a)	2,110	$569,742
BioMarin Pharmaceutical, Inc.(a)	5,072	358,540
Neurocrine Biosciences, Inc.(a)	3,111	344,077
United Therapeutics Corp.(a)	1,275	393,044
Vertex Pharmaceuticals, Inc.(a)	2,314	1,121,874
Total Biotechnology		2,787,277
Communications Equipment - 1.76%
Arista Networks, Inc.(a)	11,789	913,412
Health Care Equipment & Supplies - 7.42%
Boston Scientific Corp.(a)	12,161	1,226,802
Edwards Lifesciences Corp.(a)	9,839	713,131
Intuitive Surgical, Inc.(a)	2,643	1,308,998
ResMed, Inc.	2,718	608,424
Total Health Care Equipment & Supplies		3,857,355
Health Care Technology - 1.29%
Veeva Systems, Inc., Class A(a)	2,884	668,021
Hotels, Restaurants & Leisure - 0.88%
Expedia Group, Inc.	2,720	457,232
Interactive Media & Services - 13.17%
Alphabet, Inc., Class A	19,608	3,032,181
Meta Platforms, Inc., Class A	5,850	3,371,706
Pinterest, Inc., Class A(a)	14,267	442,277
Total Interactive Media & Services		6,846,164
IT Services - 4.86%
Cloudflare, Inc., Class A(a)	4,543	511,951
MongoDB, Inc.(a)	1,880	329,752
Okta, Inc.(a)	4,573	481,171
Snowflake, Inc., Class A(a)	4,782	698,937
VeriSign, Inc.(a)	2,012	510,786
Total IT Services		2,532,597
Machinery - 0.94%
Fortive Corp.	6,661	487,452
Media - 0.86%
Trade Desk, Inc., Class A(a)	8,147	445,804
Pharmaceuticals - 12.02%
Eli Lilly & Co.	3,131	2,585,923
Johnson & Johnson	12,663	2,100,032
Merck & Co., Inc.	17,405	1,562,273
Total Pharmaceuticals		6,248,228
Semiconductors & Semiconductor Equipment - 12.20%
Applied Materials, Inc.	7,611	1,104,508
Broadcom, Inc.	15,882	2,659,122
KLA Corp.	1,461	993,188
Monolithic Power Systems, Inc.	921	534,162
NXP Semiconductors NV	3,495	664,260

Investments	Shares	Value
COMMON STOCKS - 99.56% (continued)
Semiconductors & Semiconductor Equipment - 12.20% (continued)
ON Semiconductor Corp.(a)	9,511	$387,003
Total Semiconductors & Semiconductor Equipment		6,342,243
Software - 38.14%
Adobe, Inc.(a)	3,323	1,274,470
Autodesk, Inc.(a)	3,025	791,945
Bentley Systems, Inc., Class B	6,981	274,633
Cadence Design Systems, Inc.(a)	3,547	902,109
Crowdstrike Holdings, Inc., Class A(a)	2,763	974,178
Datadog, Inc., Class A(a)	5,820	577,402
Fortinet, Inc.(a)	8,492	817,440
HubSpot, Inc.(a)	850	485,597
Microsoft Corp.	14,251	5,349,683
Palantir Technologies, Inc., Class A(a)	17,170	1,449,148
Palo Alto Networks, Inc.(a)	6,294	1,074,008
PTC, Inc.(a)	2,726	422,394
Salesforce, Inc.	5,974	1,603,183
ServiceNow, Inc.(a)	1,578	1,256,309
Synopsys, Inc.(a)	1,971	845,263
Workday, Inc., Class A(a)	3,082	719,739
Zoom Communications, Inc., Class A(a)	6,729	496,398
Zscaler, Inc.(a)	2,540	503,987
Total Software		19,817,886
Technology Hardware, Storage & Peripherals - 0.66%
Pure Storage, Inc.(a)	7,795	345,085
TOTAL COMMON STOCKS
(Cost $45,235,200)		51,748,756
TOTAL INVESTMENTS - 99.56%
(Cost $45,235,200)		$51,748,756
Other Assets In Excess Of Liabilities - 0.44%		228,573
NET ASSETS (100.00%)		$51,977,329

(a)	Non-Income Producing Security.

GraniteShares Nasdaq Select Disruptors ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$51,748,756	$–	$–	$51,748,756
Total	$51,748,756	$–	$–	$51,748,756